Note 17 - Lease Liabilities and Other Loans - Lease Amounts Included in Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Right-of-use assets		$ 7,309	$ 11,706
Current		4,706	4,625
Non-current		3,094	7,378
Total		7,800	12,003
Depreciation charge of right-of-use assets		4,750	4,491
Interest expense (included in Finance expense)		397	457
Net foreign exchange gain (loss)		(140)
Office properties [member]
Statement Line Items [Line Items]
Right-of-use assets	[1]	4,974	6,178
Depreciation charge of right-of-use assets		2,221	1,752
Equipment [member]
Statement Line Items [Line Items]
Right-of-use assets		2,335	5,528
Depreciation charge of right-of-use assets		$ 2,529	$ 2,739

[1]	Additions to and remeasurements of the right-of-use assets during the 2020 financial year were US$1.1 million.